Property, Plant and Equipment, Net	12 Months Ended
Jun. 30, 2023
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

As of June 30, 2022 and 2023, property, equipment and leasehold improvement consisted of the following:

	As of June 30,
	2022	2023
Leasehold improvement	$433	$518,854
Office and other equipment	146,798	339,155
Furniture and fixture	-	309,990
	147,231	1,167,999
Less: accumulated depreciation	(33,206)	(79,868)
Total	$114,025	$1,088,131

For the years ended June 30, 2022 and 2023, depreciation expense amounted to $11,437 and $46,629, respectively.